Document and Entity Information (USD $)	12 Months Ended
Sep. 30, 2011
Document and Entity Information
Entity Registrant Name	Hazlo! Technologies, Inc.
Document Type	10-K
Document Period End Date	Sep 30, 2011
Amendment Flag	false
Entity Central Index Key	0001501958
Current Fiscal Year End Date	--09-30
Entity Common Stock, Shares Outstanding	6,450,000
Entity Public Float	$ 1,250
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

BALANCE SHEETS (USD $)	Sep. 30, 2011	Sep. 30, 2010
ASSETS
Cash	$ 3,074	$ 15,447
TOTAL ASSETS	3,074	15,447
LIABILITIES AND STOCKHOLDER'S EQUITY (DEFICIT)
Accounts payable and accrued liabilities	200
TOTAL LIABILITIES	200
STOCKHOLDER'S EQUITY ( DEFICIT )
Common stock: $0.001 par value, 75,000,000 shares authorized; 6,450,000 and 5,200,000 shares issued and outstanding at September 30, 2011 ( $6,450) and 2010 ( $5,200) respectively. Additional paid-in capital 2011 ( $34,150) and 2010 ( $10,400)	40,600	15,600
Deficit accumulated during the development stage	(37,726)	(153)
TOTAL STOCKHOLDER'S EQUITY/(DEFICIT)	2,874	15,447
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY(DEFICIT)	$ 3,074	$ 15,447

STATEMENTS OF OPERATIONS (USD $)	1 Months Ended	12 Months Ended	13 Months Ended
	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2011
REVENUE
Revenues
EXPENSES
Office and general	153	37,573	37,726
Total expenses	153	37,573	37,726
NET LOSS	$ (153)	$ (37,573)	$ (37,726)
NET LOSS PER COMMON SHARE- BASIC	$ 0	$ 0
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING - BASIC	5,200,000	5,805,925

STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Total	Common Stock number of shares	Common Stock amount	Deficit accumulated during the development stage
Balance, value at Aug. 19, 2010
Common stock issued for cash, value	$ 15,600		$ 15,600
Common stock issued for cash, shares		5,200,000
NET LOSS	(153)			(153)
Balance, value at Sep. 30, 2010	15,447		15,600	(153)
Balance, shares at Sep. 30, 2010		5,200,000
Common stock issued for cash, value	25,000
Common stock issued for cash, shares		1,250,000
NET LOSS	(37,573)			(37,573)
Balance, value at Sep. 30, 2011	$ 2,874		$ 40,600	$ (37,726)
Balance, shares at Sep. 30, 2011		6,450,000

STATEMENTS OF CASH FLOWS (USD $)	1 Months Ended	12 Months Ended	13 Months Ended
	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2011
OPERATING ACTIVITIES
NET LOSS	$ (153)	$ (37,573)	$ (37,726)
Increase in accounts payable and accrued liabilities		200	200
NET CASH USED IN OPERATING ACTIVITIES	(153)	(37,373)	(37,526)
FINANCING ACTIVITIES
Proceeds from sale of common stock	15,600	25,000	40,600
NET CASH PROVIDED BY FINANCING ACTIVITIES	15,600	25,000	40,600
NET INCREASE ( DECREASE) IN CASH	15,447	(12,373)	3,074
CASH, BEGINNING OF PERIOD		15,447
CASH, END OF PERIOD	15,447	3,074	3,074
Interest
Income taxes

Organization, Consolidation and Presentation of Financial Statements	12 Months Ended
Sep. 30, 2011
Organization, Consolidation and Presentation of Financial Statements
Nature of Operations [Text Block]

NOTE 1 – NATURE OF OPERATIONS AND BASIS OF PRESENTATION

Hazlo! Tehcnologies, Inc. (“Company”) was incorporated on August 19, 2010 in the State of Nevada. Our founding partners are Michael A. Klinicki, Director, and Alejandra J. De La Torre, Director and President.

Nature Of Operations

Our business plan is to modify and translate software and web applications originally written in English into Spanish and to focus on the needs of the Arizona business community to better serve the Spanish-speaking population. We hope to generate revenues through the sale of fixed-cost service contracts as well as term-based maintenance contracts with various businesses. We plan to market our services through advertising, trade shows, customer outreach campaigns and referrals.

The Company has not earned revenue from planned principal operations since inception (August 19, 2010). Accordingly, the Company's activities have been accounted for as those of a development stage enterprise as set forth in Accounting Codification Standard ('ASC') Topic 915 ('ASC 915'), Development Stage Entities. Among the disclosures required by ASC 915 are that the Company's financial statements be identified as those of a development stage company, and that the statements of operations, stockholders' equity (deficit) and cash flows disclose activity since the date of the Company's inception..

Accounting Policies	12 Months Ended
Sep. 30, 2011
Accounting Policies
Basis of Presentation and Significant Accounting Policies [Text Block]

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The Company follows accounting principles generally accepted in the United States of America. In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of financial position and the results of operations for the periods presented have been reflected herein.

Use of Estimates

The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results cold differ from these estimates.

Cash and Cash Equivalents

The Company considers all highly liquid debt instruments and other short-term investments with a maturity of three months or less, when purchased, to be cash equivalents. There are no cash equivalents at September 30, 2011 or 2010.

Revenue Recognition

We will recognize revenue when persuasive evidence of an agreement exists, services have been rendered, the sales price of a unit is fixed or determinable, and collectibility is reasonably assured. Since our inception on August 19, 2010 to our fiscal year ended September 30, 2011, we have earned no revenues.

Basic and Diluted Net Loss Per Share

The Company follows ASC No. 260, 'Earnings Per Share' (ASC No. 260) that requires the reporting of both basic and diluted earnings (loss) per share. Basic earnings (loss) per share is computed by dividing net income (loss) available to common stockholders by the weighted average number of common shares outstanding for the period. The calculation of diluted earnings (loss) per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock. In accordance with ASC No. 260, any anti-dilutive effects on net earnings (loss) per share are excluded. For the period ended September 30, 2011, there were no common stock equivalents.

As of the year ended September 30, 2011, there were no potentially dilutive securities outstanding.

Fair Value of Financial Instruments

Pursuant to ASC No. 820, 'Fair Value Measurements and Disclosures', the Company is required to estimate the fair value of all financial instruments included on its balance sheet as of September 30, 2011. The Company's financial instruments consist of cash and accounts payable. The Company considers the carrying value of such amounts in the financial statements to approximate their fair value due to the short-term nature of these financial instruments.

Income Taxes

The Company recognizes deferred tax assets and liabilities based on differences between the financial reporting and tax bases of assets and liabilities using the enacted tax rates and laws that are expected to be in effect when the differences are expected to be recovered. The Company provides a valuation allowance for deferred tax assets for which it does not consider realization of such assets likely.

Recent Accounting Pronouncements

In June 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-05, 'Comprehensive Income (Topic 220): Presentation of Comprehensive Income', which is effective for annual reporting periods beginning after December 15, 2011. ASU 2011-05 will become effective for the Company on December 1, 2012. This guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. In addition, items of other comprehensive income that are reclassified to profit or loss are required to be presented separately on the face of the financial statements. This guidance is intended to increase the prominence of other comprehensive income in financial statements by requiring that such amounts be presented either in a single continuous statement of income and comprehensive income or separately in consecutive statements of income and comprehensive income. The adoption of ASU 2011-05 is not expected to have a material impact on our financial position or results of operations.

In May 2011, the FASB issued ASU 2011-04, 'Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs', which is effective for annual reporting periods beginning after December 15, 2011. This guidance amends certain accounting and disclosure requirements related to fair value measurements. Additional disclosure requirements in the update include: (1) for Level 3 fair value measurements, quantitative information about unobservable inputs used, a description of the valuation processes used by the entity, and a qualitative discussion about the sensitivity of the measurements to changes in the unobservable inputs; (2) for an entity's use of a nonfinancial asset that is different from the asset's highest and best use, the reason for the difference; (3) for financial instruments not measured at fair value but for which disclosure of fair value is required, the fair value hierarchy level in which the fair value measurements were determined; and (4) the disclosure of all transfers between Level 1 and Level 2 of the fair value hierarchy. ASU 2011-04 will become effective for the Company on December 1, 2012. We are currently evaluating ASU 2011-04 and have not yet determined the impact that adoption will have on our financial statements.

In December 2010, the FASB issued ASU 2010-29, 'Business Combinations (Topic 805): Disclosure of supplementary pro forma information for business combinations. This update changes the disclosure of pro forma information for business combinations. These changes clarify that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. Also, the existing supplemental pro forma disclosures were expanded to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. This ASU is effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. We are currently evaluating the impact of this ASU; however, we do not expect the adoption of this ASU to have a material impact on our financial statements.

In December 2010, the FASB issued ASU 2010-28, 'Intangible Goodwill and Other (Topic 350): When to perform Step 2 of the goodwill impairment test for reporting units with zero or negative carrying amounts. This update requires an entity to perform all steps in the test for a reporting unit whose carrying value is zero or negative if it is more likely than not (more than 50%) that a goodwill impairment exists based on qualitative factors, resulting in the elimination of an entity's ability to assert that such a reporting unit's goodwill is not impaired and additional testing is not necessary despite the existence of qualitative factors that indicate otherwise. This ASU is effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. We are currently evaluating the impact of this ASU; however, we do not expect the adoption of this ASU to have a material impact on our financial statements.

In February 2010, the FASB issued ASU No. 2010-09 regarding subsequent events and amendments to certain recognition and disclosure requirements. Under this ASU, a public company that is a SEC filer, as defined, is not required to disclose the date through which subsequent events have been evaluated. This ASU is effective upon the issuance of this ASU. The adoption of this ASU did not have a material impact on our financial statements.

In January 2010, the FASB issued ASU No. 2010-06 regarding fair value measurements and disclosures and improvement in the disclosure about fair value measurements. This ASU requires additional disclosures regarding significant transfers in and out of Levels 1 and 2 of fair value measurements, including a description of the reasons for the transfers. Further, this ASU requires additional disclosures for the activity in Level 3 fair value measurements, requiring presentation of information about purchases, sales, issuances, and settlements in the reconciliation for fair value measurements. This ASU is effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. We are currently evaluating the impact of this ASU; however, we do not expect the adoption of this ASU to have a material impact on our financial statements

Equity	12 Months Ended
Sep. 30, 2011
Equity
Stockholders' Equity Note Disclosure [Text Block]

NOTE 3 – GOING CONCERN

The Company's financial statements are prepared using generally accepted accounting principles applicable to a going concern which contemplates the realization of assets and liquidation of liabilities in the normal course of business. The Company has had no revenues and has generated losses from operations.

In order to continue as a going concern and achieve a profitable level of operations, the Company will need, among other things, additional capital resources and developing a consistent source of operating revenues. Management's plans include seeking sales of our common stock.

The ability of the Company to continue as a going concern is dependent upon its ability to successfully accomplish the plan described in the preceding paragraph and eventually attain profitable operations. The accompanying financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.